Operating Income (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Summary of Operating Income

The operating income is broken down as follows:

	Six months ended June 30
(thousands of euros)	2019	2018
Revenues	—	—
Research tax credit	5,973	5,653
Subsidies	—	191
Other operating income	1,089	1,439

Total operating income	7,062	7,283